TAXATION - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carrying forward	¥ 3,412,316	¥ 3,144,161	¥ 2,788,100
Asset impairment	916,690	779,493
Deferred rental cost	19,280	17,642
Unrealized profits	252,024	154,012
Accrual expense	463,523	371,329
Others	89,840	75,825
Less: Valuation Allowance	(4,127,927)	(3,385,876)	¥ (3,310,975)	¥ (2,892,268)
Deferred tax assets, net of valuation allowance	1,025,746	1,156,586
Deferred tax liabilities
Fair value change of certain investments	(69,263)	(18,544)
Intangible assets	(213,183)	(299,025)
Deferred revenue	(55,870)	(4,666)
Total deferred tax liabilities	¥ (338,316)	¥ (322,235)